RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	May 30, 2014 USD ($)	May 30, 2014 HKD	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2016 CNY (¥)	Nov. 27, 2015 USD ($)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Apr. 10, 2014	Sep. 23, 2013 USD ($)	Sep. 15, 2013
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																$ 250,000
Costs in Excess of Billings					$ 1,444,069		$ 853,787		$ 2,033,840					$ 7,863,873
Contract Receivable							143,135		5,523,616					11,710,958
Due from Related Parties, Current					72,569		0		611,879					638,926
Due to Related Parties, Current					84,180		0		18,934					18,934
Rent Expense					81,924	¥ 555,360
93KW PV panel installations [Member]
Contract Receivable					18,109
Contract Revenue Cost					32,656
365KW PV panel installations [Member]
Contract Receivable					68,974
Contract Revenue Cost					68,974
75KW PV panel installations [Member]
Contract Receivable					14,514
Contract Revenue Cost					67,126
Xianning Lucksky
Construction Revenue					90,310
Contract Revenue Cost					80,617
Short-term Debt					21,771		0
Accrued Rent, Current					60,453		0
Prepaid expenses on behalf of the company					18,902		0
Zhou Jian [Member]
Short-term Debt					145,138
Sanhe Dong Yi Glass Machine Company Limited [Member]
Prepaid Rent							3,965			¥ 12,000
Payments to Acquire Furniture and Fixtures	$ 1,487	¥ 9,000
Short-term Debt							0		0					160,865
Kelitai Air Powered Machinery Co Ltd [Member]
Short-term Debt												$ 507,917	¥ 3,150,000
Short-term Debt, Percentage Bearing Fixed Interest Rate												5.00%	5.00%
Prepaid expenses on behalf of the company							0		0					1,510
Kelitai Air Powered Machinery Co Ltd [Member] | Loan Agreement [Member]
Due from Related Parties, Current							0		32,208
Kelitai Air Powered Machinery Co Ltd [Member] | Construction Loans [Member]
Construction Revenue							811,197
Contract Revenue Cost							730,141
Due from Related Parties, Current									579,671
Xiangtian Keliitai [Member]
Due from Related Parties, Current											$ 15,209
Directors [Member]
Due to Related Parties, Noncurrent					415,652		414,876		417,770					430,928
Zhou Deng Rong [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage															70.00%
Prepaid expenses on behalf of the company					1,634,840		1,190,370		627,129					354,112
LuckSky Group [Member]
Short-term Debt							0		0					1,242,198
Accrued Rent, Current					360,021		280,304		166,443					33,253
Lucksky Hong Kong Shares Limited [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																	41.00%
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member]
Business Combination, Consideration Transferred, Total			$ 1,289.98	HKD 10,000.00
Costs in Excess of Billings							8,705,527
Contract Receivable							7,752,526
Construction Revenue							8,705,527
Contract Revenue Cost									7,752,526
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member] | 3MW PV panel installations [Member]
Construction Revenue					2,822,199
Contract Revenue Cost					2,366,177
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member] | 4MW PV panel installations [Member]
Contract Receivable					1,066,763
Contract Revenue Cost					$ 169,572
Sanhe Keilitai [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					95.00%
Short-term Debt					$ 72,569
Debt Instrument, Interest Rate, Stated Percentage					0.45%
Interest Income, Related Party					$ 1,112
Office And Factory [Member]
Rental Income, Nonoperating					102,855	697,248	105,053	¥ 697,248
Office And Factory [Member] | Sanhe Dong Yi Glass Machine Company Limited [Member]
Payments for Rent | ¥						306,500		1,306,500
Accrued Rent, Current					237,028		246,060		$ 262,996					$ 52,542
Dormitory [Member]
Rental Income, Nonoperating					$ 19,118	¥ 129,600	19,527	129,600
Agricultural Land [Member]
Payments for Rent							$ 5,200	¥ 34,510